Schedule of trade and other receivables (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2019
Trade and other receivables [abstract]
Accounts receivable	$ 8,572		$ 966
GST/HST receivable	2,684
Due from related party (note 24)	55
Other receivable	2		323
Credit loss allowance	(26)	[1],[2]	(174)	[1],[2]	$ 6,486
Trade and other receivables	11,287		1,115
Credit loss allowance, beginning of the year	(174)		(6,486)
Recognition of credit loss	(26)		(174)
Recovery of credit loss	34		4,839
Written-off of credit loss	140		1,647
Credit loss allowance, end of the year	$ (26)		$ (174)

[1]	In 2017, the Company entered into a sales contract with a group of limited partnerships now known as Solar Flow-Through Funds Ltd. (“SFF”) to provide development services for solar photovoltaic projects. The Company had written off receivables totaling $
[2]	The Company’s changes in credit loss allowance for the year ended June 30, 2025 and 2024 are as follows: